Consolidated Statements of Cash Flows - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss		$ 3,145	$ (59,910)	$ (262,594)	$ (102,066)	$ (83,866)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		64,463	65,215	215,325	258,362	250,876
Provision for doubtful accounts		514	435	1,713	2,498	2,489
Stock-based compensation expense		7,718	41	17	5,833	80
Amortization of debt issuance costs		2,286	4,166	18,766	11,675	18,859
Loss on extinguishment of debt		0	60,590	22,767	80,137	18,559
Deferred taxes		(11,283)	1,464	(108,735)	(22,101)	(101,522)
(Gain) loss on foreign currency exchange rates		(1,308)	(13,543)	33,088	13,410	(54,875)
Other non-cash expenses (benefits)		(687)	572	889	3,443	(3,754)
Changes in operating assets and liabilities, net of assets acquired and liabilities assumed in business combinations:
Accounts receivable		(10,568)	(630)	(15,574)	(18,010)	(2,358)
Income taxes receivable		(250)	(315)	(498)	707	35,005
Prepaid and other current assets		(4,326)	(3,509)	(2,387)	(4,497)	6,184
Accounts payable		479	(3,785)	(16,372)	(28)	293
Accrued liabilities and other		(10,798)	(1,966)	(27,151)	9,776	(7,544)
Accrued interest payable		573	(10,582)	11,023	(11,342)	609
Income taxes payable		2,546	(12,149)	4,925	(10,673)	119,594
Deferred revenue		20,054	9,492	186,519	35,507	34,043
Other long-term liabilities		805	(232)	(546)	1,511	21
Net cash provided by operating activities		63,363	35,354	61,175	254,142	232,693
Cash flows from investing activities
Purchases of investments		0	0	(2,000)	0	0
Maturities of investments		0	0	0	0	2,000
Purchases of property and equipment		(4,570)	(2,946)	(6,946)	(15,945)	(7,594)
Purchases of intangible assets		(1,240)	(813)	(3,198)	(2,687)	(4,786)
Acquisitions, net of cash acquired		0	(12,990)	(507,531)	(60,578)	(23,999)
Acquisition of SolarWinds, Inc., net of cash acquired		0	0	(4,335,086)	0	0
Proceeds from sale of cost method investment and other		235	10,715	0	11,217	0
Net cash provided by (used in) investing activities		(5,575)	(6,034)	(4,854,761)	(67,993)	(34,379)
Cash flows from financing activities
Proceeds from our initial public offering, net of underwriting discounts		0	0	0	357,188	0
Proceeds from issuance of common stock and incentive restricted stock		0	1,100	2,679,935	1,723	313
Repurchase of common stock and incentive restricted stock		(8)	(45)	(4)	(578)	(930)
Exercise of stock options		36	1	0	16	1
Premium paid on debt extinguishment		0	(22,725)	0	(36,900)	0
Proceeds from credit agreement		0	626,950	2,724,516	626,950	3,500
Repayments of borrowings from credit agreement		(4,975)	(684,975)	(341,215)	(1,014,900)	(36,950)
Payment of debt issuance costs		0	(5,561)	(164,942)	(5,561)	(1,288)
Payment for deferred offering costs		0	0	0	(3,662)	0
Net cash provided by (used in) financing activities		(4,947)	(85,255)	4,898,290	(75,724)	(35,354)
Effect of exchange rate changes on cash and cash equivalents		(996)	1,738	(3,061)	(5,521)	13,113
Net increase (decrease) in cash and cash equivalents		51,845	(54,197)	101,643	104,904	176,073
Cash and cash equivalents
Beginning of period		382,620	277,716	0	277,716	101,643
End of period	$ 0	434,465	223,519	101,643	382,620	277,716
Supplemental disclosure of cash flow information
Cash paid for interest		25,423	48,717	140,719	142,944	147,106
Cash paid (received) for income taxes		8,635	2,039	6,877	8,950	(32,069)
Non-cash investing and financing transactions
Non-cash equity contribution by SolarWinds, Inc.’s management at Take Private		0	0	9,429	0	0
Conversion of redeemable convertible Class A common stock and accumulated dividends to common stock		$ 0	$ 0	0	$ 3,378,419	$ 0
Predecessor
Cash flows from operating activities
Net loss	(71,811)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	3,908
Provision for doubtful accounts	64
Stock-based compensation expense	87,763
Amortization of debt issuance costs	12
Loss on extinguishment of debt	0
Deferred taxes	(17,864)
(Gain) loss on foreign currency exchange rates	(692)
Other non-cash expenses (benefits)	13
Changes in operating assets and liabilities, net of assets acquired and liabilities assumed in business combinations:
Accounts receivable	2,181
Income taxes receivable	(34,534)
Prepaid and other current assets	(1,829)
Accounts payable	10,668
Accrued liabilities and other	43,894
Accrued interest payable	362
Income taxes payable	(568)
Deferred revenue	7,536
Other long-term liabilities	(88)
Net cash provided by operating activities	29,015
Cash flows from investing activities
Purchases of investments	0
Maturities of investments	22,839
Purchases of property and equipment	(809)
Purchases of intangible assets	(316)
Acquisitions, net of cash acquired	0
Acquisition of SolarWinds, Inc., net of cash acquired	0
Proceeds from sale of cost method investment and other	0
Net cash provided by (used in) investing activities	21,714
Cash flows from financing activities
Proceeds from our initial public offering, net of underwriting discounts	0
Proceeds from issuance of common stock and incentive restricted stock	0
Repurchase of common stock and incentive restricted stock	(2,332)
Exercise of stock options	1,311
Premium paid on debt extinguishment	0
Proceeds from credit agreement	0
Repayments of borrowings from credit agreement	0
Payment of debt issuance costs	0
Payment for deferred offering costs	0
Net cash provided by (used in) financing activities	(1,021)
Effect of exchange rate changes on cash and cash equivalents	3,086
Net increase (decrease) in cash and cash equivalents	52,794
Cash and cash equivalents
Beginning of period	196,913			$ 249,707
End of period	249,707
Supplemental disclosure of cash flow information
Cash paid for interest	238
Cash paid (received) for income taxes	14
Non-cash investing and financing transactions
Non-cash equity contribution by SolarWinds, Inc.’s management at Take Private	0
Conversion of redeemable convertible Class A common stock and accumulated dividends to common stock	$ 0